Label	Element	Value
Supplement - Intrinsic Small Cap Value - Class R6 - Name and Expense Cap Changes 11.23.20 | Intrinsic Small Cap Value Fund
Prospectus:	rr_ProspectusTable
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2022
Supplement [Text]	wells_SupplementTextBlock	At a meeting held November 16, 18-19, 2020, the Board of Trustees of the Fund approved the following changes, effective on or about February 15, 2021.I. Name Change The Fund will change its name to the Wells Fargo Small Cap Fund.II. Benchmark Change The Fund will change its primary benchmark to the Russell 2000® Index.III. Contractual Expense Cap Changes The expense cap for Class R6 of the Fund will be lowered as follows:The Manager has contractually committed through July 31, 2022, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.80% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2020
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false